Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Common stock subject to possible redemption shares	1,595,871	4,991,461	5,750,000
Common stock subject to possible redemption shares, per share (in Dollars per share)	$ 11.78	$ 11.1	$ 10.46
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000,000	15,000,000	15,000,000
Common stock, shares issued	1,846,250	1,846,250	1,846,250
Common stock, shares outstanding	1,846,250	1,846,250	1,846,250